Commitments and Contingencies - Additional Information (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of commitments and contingencies [line items]
Investment commitments outstanding	$ 14,193	$ 12,233
Letters of credit outstanding	215	99
The Manufacturers Life Insurance Company [Member] | Subordinated debentures due on December 15, 2041 [Member]
Disclosure of commitments and contingencies [line items]
Guaranteed payment of amounts on subordinated debenture	650
Mature in 30 Days [Member]
Disclosure of commitments and contingencies [line items]
Investment commitments outstanding	1,095	957
Less than 1 year [Member]
Disclosure of commitments and contingencies [line items]
Investment commitments outstanding	3,359	3,205
Mature after One year [Member]
Disclosure of commitments and contingencies [line items]
Investment commitments outstanding	$ 9,739	$ 8,071